UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Wells Fargo Funds Management, LLC
Address:  525 Market Street
	  San Francisco, CA 94105

13F File Number:  028-11406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dorothy A. Peters
Title:   Chief Compliance Officer
Phone:   415-222-3849

Signature, Place, and Date of Signing:

   /s/	Dorothy A. Peters	San Francisco, CA	9/30/2007

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X  ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company